GOODWILL AND INTANGIBLE ASSETS (Narrative) (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($) NUMBER	Dec. 31, 2023 USD ($)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Development costs not amortised	$ 12,800,000	$ 7,000,000	$ 1,600,000
Intangible assets acquired through business combinations	0	13,200,000
Capitalised development cost write off	$ 33,000	612,000	3,772,000
Long term growth rate	2.00%
Variation in discount rate	10.00%
Actuarial assumption of discount rate percentage	10.00%
Capitalisation of borrowing costs	$ 2,899,000	2,085,000	0
Intangible assets and goodwill	56,987,000	51,343,000
Impairment loss	2,144,000	$ 1,596,000	5,833,000
Number of internally developed intangible assets were fully impaired | NUMBER		2
Accumulated amortisation and impairment losses [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(202,620,000)	$ (208,422,000)	(205,636,000)
Impairment loss	(2,144,000)	(1,596,000)
Development cost [Member] | Accumulated amortisation and impairment losses [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Derecognition of 2024		9,300,000
Intangible assets and goodwill	(109,226,000)	(115,048,000)	$ (112,262,000)
Impairment loss	(2,128,000)	$ (1,596,000)
Bottom of range [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additional project cost	$ 15,000,000
Cash flow projections	2.00%
Pre tax discount rates	15.00%	17.00%
Top of range [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additional project cost	$ 25,000,000
Cash flow projections	3.00%
Pre tax discount rates	21.00%	28.00%
Trade name [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets with indefinite useful life	$ 365,000	$ 365,000
T10 HPLC Analyzer [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment loss		916,000
Syphilis Point-of-Care [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment loss		680,000
Trinscreen plant & equipment [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment loss		223,000
Kansas right-of-use asset [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment loss		133,000
UniGold HIV [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets under development impairment charge	187,000
Metabolomic Diagnostics Limited [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill recognised in connection with acquisition	$ 6,000,000
Waveform Technologies Inc [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Long term growth rate	2.00%
Intangible assets and goodwill	$ 14,000,000
Impairment loss	0
Carrying amount of goodwill	$ 12,400,000
Discount rate applied (real pre-tax)	16.20%
Epi Capture Limited [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Long term growth rate	2.00%
Impairment loss	$ 0
Carrying amount of goodwill	$ 1,400,000
Discount rate applied (real pre-tax)	20.00%
Technology based intangibles [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		$ 13,100,000